Income Taxes (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal:
Current													$ 20,000,000	$ (134,000,000)	$ (575,000,000)
Deferred													786,000,000	760,000,000	1,171,000,000
Total Federal													806,000,000	626,000,000	596,000,000
State and Local:
Current													37,000,000	(20,000,000)	(76,000,000)
Deferred													(25,000,000)	38,000,000	55,000,000
Total State and Local													12,000,000	18,000,000	(21,000,000)
International:
Current													0	(1,000,000)	0
Deferred													0	0	0
Total International													0	(1,000,000)	0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income (Loss)	311,000,000	[1],[2]	930,000,000	[1],[3]	353,000,000	355,000,000	178,000,000	[4]	557,000,000	137,000,000	[5]	346,000,000	1,949,000,000	1,218,000,000	1,365,000,000
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011 and 2009, respectively	(100,000,000)	[1]	(273,000,000)	[1]	0	0							(373,000,000)	0	5,000,000
Income Before Extraordinary Items	211,000,000	[1],[2]	657,000,000	[1],[3]	353,000,000	355,000,000							1,576,000,000	1,218,000,000	1,370,000,000
Income Tax Expense													818,000,000	643,000,000	575,000,000
Pretax Income													2,394,000,000	1,861,000,000	1,945,000,000
Income Taxes on Pretax Income at Statutory Rate (35%)													838,000,000	651,000,000	681,000,000
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation													41,000,000	47,000,000	31,000,000
Investment Tax Credits, Net													(15,000,000)	(16,000,000)	(19,000,000)
Energy Production Credits													(18,000,000)	(20,000,000)	(15,000,000)
State and Local Income Taxes													(22,000,000)	11,000,000	(14,000,000)
Removal Costs													(20,000,000)	(19,000,000)	(19,000,000)
AFUDC													(42,000,000)	(33,000,000)	(36,000,000)
Medicare Subsidy													1,000,000	12,000,000	(11,000,000)
Valuation Allowance													86,000,000	0	0
Tax Reserve Adjustments													2,000,000	(16,000,000)	(6,000,000)
Other													(33,000,000)	26,000,000	(17,000,000)
Income Tax Expense													818,000,000	643,000,000	575,000,000
Effective Income Tax Rate													34.20%	34.60%	29.60%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,855,000,000						2,519,000,000						2,855,000,000	2,519,000,000
Deferred Tax Liabilities	(11,185,000,000)						(10,009,000,000)						(11,185,000,000)	(10,009,000,000)
Property Related Temporary Differences	(5,963,000,000)						(5,301,000,000)						(5,963,000,000)	(5,301,000,000)
Amounts Due from Customers for Future Federal Income Taxes	(259,000,000)						(250,000,000)						(259,000,000)	(250,000,000)
Deferred State Income Taxes	(668,000,000)						(622,000,000)						(668,000,000)	(622,000,000)
Securitized Transition Assets	(621,000,000)						(651,000,000)						(621,000,000)	(651,000,000)
Regulatory Assets	(1,208,000,000)						(867,000,000)						(1,208,000,000)	(867,000,000)
Postretirement Benefits	424,000,000						356,000,000						424,000,000	356,000,000
Accrued Pensions	(149,000,000)						(218,000,000)						(149,000,000)	(218,000,000)
Deferred Income Taxes on Other Comprehensive Loss	(254,000,000)						(207,000,000)						(254,000,000)	(207,000,000)
Accrued Nuclear Decommissioning	(436,000,000)						(395,000,000)						(436,000,000)	(395,000,000)
Net Operating Loss Carryforward	125,000,000						0						125,000,000	0
Tax Credit Carryforward	182,000,000						0						182,000,000	0
Valuation Allowance													(86,000,000)	0	0
All Other, Net	(223,000,000)						(185,000,000)						(223,000,000)	(185,000,000)
Net Deferred Tax Liabilities	(8,330,000,000)						(7,490,000,000)						(8,330,000,000)	(7,490,000,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													8,000,000	8,000,000	1,000,000
Interest Income													22,000,000	11,000,000	5,000,000
Reversal of Prior Period Interest Expense													13,000,000	5,000,000	5,000,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	13,000,000						42,000,000						13,000,000	42,000,000
Accrual for Payment of Interest and Penalties	6,000,000						21,000,000						6,000,000	21,000,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						219,000,000						237,000,000	219,000,000	237,000,000	237,000,000
Increase - Tax Positions Taken During a Prior Period													51,000,000	40,000,000	56,000,000
Decrease - Tax Positions Taken During a Prior Period													(43,000,000)	(43,000,000)	(65,000,000)
Increase - Tax Positions Taken During the Current Year													10,000,000	0	16,000,000
Decrease - Tax Positions Taken During the Current Year													0	(6,000,000)	0
Increase - Settlements with Taxing Authorities													0	0	1,000,000
Decrease - Settlements with Taxing Authorities													(31,000,000)	(2,000,000)	0
Decrease - Lapse of the Applicable Statute of Limitations													(38,000,000)	(7,000,000)	(8,000,000)
Balance at December 31,	168,000,000						219,000,000						168,000,000	219,000,000	237,000,000	237,000,000
Income Taxes (Textuals) [Abstract]
Extraordinary Items, Tax Effect													(112,000,000)		3,000,000
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss													226,000,000
Federal Tax Credit Carryforwards	182,000,000												182,000,000
State Tax Credit Carryforwards	74,000,000												74,000,000
Federal Tax Credits that May Expire	81,000,000												81,000,000
Expiration of Federal General Business Tax Credits													2028 through 2031
State Tax Credits that May Expire	29,000,000												29,000,000
Expiration of State Coal Tax Credits													2013 through 2021
Tax Credit Carryforward, Valuation Allowance	30,000,000												30,000,000
Tax Credit Carryforward, Deferred Tax Asset	56,000,000												56,000,000
Unrecognized Tax Benefits, if Recognized - Amount	111,000,000						112,000,000						111,000,000	112,000,000	137,000,000
Period with No Change in Unrecognized Tax Benefits													12
IGCC Credits																134,000,000
Cash Flow Benefit Provided by American Recovery Act														419,000,000
Decrease in Deferred Tax Assets							56,000,000							56,000,000
Net Regulatory Tax Assets Recorded							35,000,000							35,000,000
Decrease in Net Income							21,000,000							21,000,000
Increased Bonus Depreciation													100.00%
Cash Flow Benefit Small Business Jobs Act														318,000,000
New Commercial Activity Tax													0.26%
Tax Being Phased In, Percent													23.00%
Commercial Activity Tax Expense													14,000,000	13,000,000	11,000,000
Indiana Corporate Income Tax Rate													8.50%
Reduced Indiana Corporate Income Tax Rate													6.50%
Reduction In Indiana Corporate Tax Rate													0.50%
Traditional Corporate Net Income Tax													6.00%
Reduced WV Corporate Income Tax													7.75%
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	135,000,000												135,000,000
Operating Loss Carryforwards, Expiration Dates													2031
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	13,000,000												13,000,000
Operating Loss Carryforwards, Expiration Dates													2026
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	358,000,000												358,000,000
Operating Loss Carryforwards, Expiration Dates													2031
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	$ 511,000,000												$ 511,000,000
Operating Loss Carryforwards, Expiration Dates													2031

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.